Other Receivables	6 Months Ended
Jul. 31, 2025
Other Receivables
Other Receivables

Note 6 – Other Receivables

	July 31,	January 31,
	2025	2025
Net working capital adjustments receivable from acquisitions	341	—
Other receivables	18,762	16,931
	19,103	16,931

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At July 31, 2025, $0.3 million (nominal at January 31, 2025) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.